Consolidated Statements of Shareholders' Equity (Unaudited) (USD $)	Common Stock	Preferred Stock	Additional Paid-In Capital	Common Stock Subscribed	Subscription Receivable	Accumulated Deficit	Stockholders' Equity-Medina International Holdings, Inc.	Noncontrolling Interest	Total
Beginning Balance, Amount at Apr. 30, 2008	$ 3,556	$ 0	$ 2,419,032	$ 10,000	$ (3,000)	$ (2,929,850)	$ 0	$ 0	$ (500,262)
Beginning Balance, Shares at Apr. 30, 2008	35,560,091	0
Net loss						(1,768,434)			(1,768,434)
Ending Balance, Amount at Apr. 30, 2009	3,556	0	2,419,032	10,000	(3,000)	(4,698,284)	(2,268,696)	0	(2,268,696)
Beginning Balance, Shares at Apr. 30, 2009	35,560,091	0
Stock issued for subscription payable, Amount	1,109	240,000	661,629				902,738		902,738
Stock issued for subscription payable, Shares	11,091,250	20
Stock issued to Directors, Amount	5		3,157				3,162		3,162
Stock issued to Directors, Shares	50,000
Stock issued for accrued liabilities, Amount	413		413,087				413,500		413,500
Stock issued for accrued liabilities, Shares	4,135,000
Shares issued for services, Amount	7		7,033				7,040		7,040
Shares issued for services, Shares	70,406
Stock subscription receivable, Amount	10		9,990	(10,000)	3,000	(3,000)			0
Stock subscription receivable, Shares	100,000
Net loss						(742,070)	(742,070)		(742,070)
Ending Balance, Amount at Apr. 30, 2010	5,100	240,000	3,513,928	0	0	(5,443,354)	(1,684,326)		(1,684,326)
Ending Balance, Shares at Apr. 30, 2010	51,006,747	20
Stock issued to Directors, Amount	10		4,365				4,375		4,375
Stock issued to Directors, Shares	93,750
Shares issued for services, Amount	1		999				1,000		1,000
Shares issued for services, Shares	10,000
Net loss						(566,022)	(566,022)		(566,022)
Ending Balance, Amount at Apr. 30, 2011	5,111	240,000	3,519,292	0	0	(6,009,376)	(2,244,973)		(2,244,973)
Ending Balance, Shares at Apr. 30, 2011	51,110,497	20
Stock issued for majority of acquisition, Amount	300		239,700				240,000	19,600	259,600
Stock issued for majority of acquisition, Shares	3,000,000
Cash,Amount	100		149,900				150,000		150,000
Cash, Shares	1,000,000
Loan Interest, Amount	3		2,959				2,962		2,962
Loan Interest, Shares	29,620
Directors fees, Amount	10		7,990				8,000		8,000
Directors fees, Shares	100,000
Consultant, Amount	15		9,985				10,000		10,000
Consultant, Shares	150,000
Settlement adjustment			972,828				972,828		972,828
Asher Capital, Amount	250		4,250				4,500		4,500
Asher Capital, Shares	2,500,000
Paul John			100,000				100,000		100,000
Net loss						(1,164,290)	(1,164,290)	(255,223)	(1,419,513)
Ending Balance, Amount at Jan. 31, 2012	$ 5,789	$ 20	$ 5,006,904	$ 0	$ 0	$ (7,173,666)	$ (1,920,973)	$ (235,623)	$ (2,156,596)
Ending Balance, Shares at Jan. 31, 2012	57,890,117	240,000